Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following as of December 31, 2013 and 2012:
	December 31,
	2013	2012

Finished goods	$7,017	$5,725